Relevant and/or subsequent events (unaudited) (Details) $ in Millions			6 Months Ended
	Aug. 06, 2024 USD ($)	Jul. 22, 2024 Y	Jun. 30, 2024 COP ($)	Jun. 30, 2023 COP ($)	Sep. 05, 2024 USD ($)	Aug. 20, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 COP ($)	Dec. 31, 2023 COP ($)
Relevant and/or subsequent events (unaudited)
Debt principal payments			$ 8,486,656	$ 9,976,744
Borrowings								$ 115,019,566	$ 105,815,527
Oleoducto de Colombia S.A. - ODC
Relevant and/or subsequent events (unaudited)
Operating years | Y		35
CI Repsol Ductos Colombia S.A.S
Relevant and/or subsequent events (unaudited)
Percentage of ownership interest held		7.14%
CI Repsol Ductos Colombia S.A.S
Relevant and/or subsequent events (unaudited)
Percentage of interest acquired		100.00%
Major business combination | CI Repsol Ductos Colombia S.A.S
Relevant and/or subsequent events (unaudited)
Percentage of interest acquired							100.00%	100.00%
Refinancing of international bond maturing in June 2026 | International bond maturing in June 2026
Relevant and/or subsequent events (unaudited)
Refinancing amount							$ 250,000,000
Debt principal payments	$ 250,000,000
Borrowings	$ 1,500,000,000
Borrowings, interest rate	5.375%
Borrowing redemption price					$ 1,014.95
Borrowings principal amount					$ 1,000
Authorization to execute loan agreement
Relevant and/or subsequent events (unaudited)
Short-term financing							$ 250
Maturity period			5 years
Authorization to execute loan agreement | Top of range
Relevant and/or subsequent events (unaudited)
Short-term financing						$ 250